Summary of significant accounting policies - Foreign currencies (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / € £ / €	Dec. 31, 2022 ₨ / € $ / €	Dec. 31, 2022 $ / € ¥ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 £ / € $ / €	Dec. 31, 2021 ₨ / € $ / €	Dec. 31, 2021 $ / € ¥ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 ₨ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 ₨ / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 ¥ / €
Summary of significant accounting policies
Expected dividends	€ 0
Foreign exchange rates
Average foreign exchange rate		1.0530	0.8528	82.6864	7.0788	1.1827	0.8596	87.4392	7.6282	1.1422	0.8897	84.6392	7.8747
Closing foreign exchange rate	1.0666	1.0666	1.0666	1.0666	1.0666	1.1326	1.1326	1.1326	1.1326					0.8869	88.1710	7.3582	0.8403	84.2292	7.1947